Unaudited Quarterly Financial Data	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Unaudited Quarterly Financial Data
. Unaudited Quarterly Financial Data
Unaudited summarized financial data by quarter for the years ended December 31, 2017 and 2016 is presented in the table below. The Company’s unaudited quarterly results of operations are affected, significantly in some periods, by the Company’s business acquisitions and divestitures. See Note 3 for additional information.

	First Quarter	Second Quarter	Third Quarter(1)	Fourth Quarter(2)
	(in millions, except per share data)
2017
Sales	$2,321	$2,385	$2,293	$2,574
Operating income	237	294	232	268
Income from continuing operations	157	195	146	271
Net income	168	207	25	293
Net income attributable to L3	164	202	22	289
Basic EPS from continuing operations(3)	1.97	2.44	1.83	3.42
Basic EPS(3)	2.11	2.59	0.28	3.70
Diluted EPS from continuing operations(3)	1.93	2.39	1.79	3.34
Diluted EPS(3)	2.07	2.54	0.28	3.62

2016
Sales	$2,065	$2,318	$2,184	$2,643
Operating income	244	220	211	283
Income from continuing operations	163	134	149	187
Net income	230	151	151	192
Net income attributable to L3	227	147	148	188
Basic EPS from continuing operations(3)	2.06	1.68	1.89	2.37
Basic EPS(3)	2.92	1.90	1.91	2.43
Diluted EPS from continuing operations(3)	2.02	1.66	1.85	2.32
Diluted EPS(3)	2.87	1.88	1.88	2.38
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(1)	The Company recorded a goodwill impairment charge of $187 million or $1.67 per diluted share for the Vertex Aerospace reporting unit in 2017, which is reported in discontinued operations.

(2)	Provision for income taxes for the fourth quarter of 2017, includes estimated tax benefits of $79 million or $0.99 per diluted share, related to the enactment of U.S. Tax Reform in December 2017.

(3)
EPS in each quarter is computed using the weighted-average number of shares outstanding during that quarter, while EPS for the full year is computed using the weighted-average number of shares outstanding during the year. Therefore, the sum of the four quarters’ EPS may not equal the full year computed EPS.